Prospectus Supplement

John Hancock Variable Insurance Trust

Science & Technology Trust (the fund)

Supplement dated December 1, 2022 to the current Prospectus, as may be supplemented (the Prospectus)

As of October 1, 2023 (the Effective Date), Anthony Wang will be added as a portfolio manager of the fund. As of the Effective Date, Anthony Wang and Ken Allen will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, as of the Effective Date, the following portfolio manager information amends and supplements the summary section of the Prospectus for the fund under the heading “Portfolio management”:

Anthony Wang Vice President Managed fund since 2023

As of the Effective Date, the information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading “T. Rowe Price Associates, Inc. (“T. Rowe Price”)” will be amended to include Anthony Wang as a portfolio manager of the fund within the table of portfolio managers specific to the fund, as well as to include the below in the bulleted list of the portfolio managers below the table:

Anthony Wang. Vice President; joined T. Rowe Price in 2017.

In addition, as of January 1, 2024, Ken Allen will no longer serve as a portfolio manager for the fund, and all references to Mr. Allen will be removed from the Prospectus as of January 1, 2024.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement

John Hancock Variable Insurance Trust

Science & Technology Trust (the fund)

Supplement dated December 1, 2022 to the current Statement of Additional Information, as may be supplemented (the SAI)

As of October 1, 2023 (the Effective Date), Anthony Wang will be added as a portfolio manager of the fund. As of the Effective Date, Ken Allen will continue as a portfolio manager of the fund, and together with Anthony Wang, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Effective January 1, 2024, Ken Allen will no longer serve as a portfolio manager for the fund. Accordingly, all references to Mr. Allen will be removed from the SAI as of January 1, 2024.

You should read this supplement in conjunction with the SAI and retain it for your future reference.